Total
Cambria Foreign Shareholder Yield ETF
Cambria Foreign Shareholder Yield ETF
Investment Objective
The Fund seeks income and capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cambria Foreign Shareholder Yield ETF Cambria Foreign Shareholder Yield ETF
Management Fee:	0.59%	[1]
Distribution and/or Service (12b-1) Fees:	none
Other Expenses:	none
Total Annual Fund Operating Expenses:	0.59%
[1]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s expenses, except for the management fee, payments under the Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which Cambria ETF Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year:	Three Years:	Five Years:	Ten Years:
Cambria Foreign Shareholder Yield ETF | Cambria Foreign Shareholder Yield ETF | USD ($)	60	189	329	738

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities, including common stock and depositary receipts, issued by publicly listed companies in developed foreign markets excluding the US (“developed ex-US”), that provide high “shareholder yield.” The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), defines “shareholder yield” as the totality of returns realized by an investor from a company’s cash payments for dividends, buybacks and debt paydowns. The Adviser considers an issuer to be in a developed ex-US market if it is domiciled or principally traded in any of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Ireland, Israel, Japan, Jersey, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Adviser will update the list of developed foreign markets annually.

For the purposes of this strategy, Cambria calculates a company’s shareholder yield by considering the following characteristics: (i) dividend payments to shareholders, (ii) return of capital in the form of share buybacks (i.e., a company’s repurchase of its own shares from the marketplace, which, in turn, reduces the number of outstanding shares for continuing shareholders or generates proceeds for existing shareholders), and (iii) paydown of a company’s debt (i.e., reducing a company’s outstanding debt). Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with higher potential for income and capital appreciation.

Utilizing its own quantitative model, Cambria selects the top 20% of stocks in the initial universe of developed ex-US, publicly listed companies based on their shareholder yield, as measured by dividend payments and net share buybacks. Cambria’s quantitative algorithm then factors in the remaining stocks’ debt paydowns and applies a number of value metrics to create a composite, including metrics such as, but not limited to, price-to-book (P/B) ratio, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, price-to-free cash-flow (P/FCF or P/CF) ratio, and enterprise multiple (EV/EBITDA). Cambria then selects the top 100 stocks for inclusion in the Fund’s portfolio that exhibit, in the aggregate, the best combination of shareholder yield characteristics and value metrics. Although Cambria seeks to weight these stocks equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities.

Cambria screens the Fund’s portfolio to limit its exposure to any single country outside the United States to 30% of Fund assets. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies. As of August 1, 2024, the Fund had significant investment exposure to companies in the energy, financials, materials, and industrials sectors, as well as companies in Japan, Canada, and Europe; however, the Fund’s sector and geographic exposure may change from time to time.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings periodically to meet the investment criteria and target allocations (e.g., security weights and country-specific limits) established by the Fund’s quantitative algorithm.

Principal Risks
Performance

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the MSCI EAFE + Canada Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall international ex-US equity market. Performance is also shown for an additional index, the MSCI EAFE Index, which represents the overall international equity market, excluding the United States and Canada. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com.

The Fund’s investment objective and strategies changed effective June 1, 2020. Prior to that date, Fund performance reflects the investment objective of the Fund when it sought investment results that corresponded (before fees and expenses) generally to the price and yield performance of the Cambria Foreign Shareholder Yield Index.

Total Annual Returns for Calendar Year Ended December 31

As of June 30, 2024, the Fund’s year-to-date total return was 5.49%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 22.68%, for the quarter ended December 31, 2020.

Worst: -31.93%, for the quarter ended March 31, 2020.

Average Annual Total Returns for the period ending December 31, 2023
Average Annual Returns - Cambria Foreign Shareholder Yield ETF	Label	1 Year		5 Years		10 Years
Cambria Foreign Shareholder Yield ETF	Return Before Taxes	12.95%		9.16%		4.65%
Cambria Foreign Shareholder Yield ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	11.35%		7.89%		3.85%
Cambria Foreign Shareholder Yield ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	8.79%		7.10%		3.77%
MSCI EAFE + Canada Index (Reflects no deduction for fees, expenses or taxes)	MSCI EAFE + Canada Index (Reflects no deduction for fees, expenses or taxes)	18.60%	[1]	9.02%	[1]	4.85%	[1]
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	18.85%	[1]	8.69%	[1]	4.78%	[1]
[1]	In connection with newly adopted SEC regulations applicable to the Fund the MSCI EAFE + Canada Index is the Fund’s new broad-based securities market index. Performance information is also shown for the MSCI EAFE Index, the Fund’s previous broad-based securities market index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.